Earnings Per Share (Details)	3 Months Ended		12 Months Ended
	Sep. 30, 2016 $ / shares	Sep. 30, 2015 $ / shares	Sep. 30, 2016 Quarter $ / shares	Sep. 30, 2015 Quarter $ / shares	Sep. 30, 2014 $ / shares
Earnings Per Share [Abstract]
Dividend declared | $ / shares	$ 0.29	$ 0.26	$ 1.16	$ 1.04	$ 0.88
Number of quarterly dividends declared | Quarter			4	4